DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) - Designated As Hedging Instrument [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	$ 1,294	$ 1,750
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	3,500	0
Cross Currency Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	588	1,875
Cross Currency Interest Rate Contract Forecasted Work Plan Exposure [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	0	280
Treasury Lock [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Derivative Notional Amount	$ 500	$ 0